Warrant liability	3 Months Ended
Mar. 31, 2023
Warrant liability
Warrant liability

Note 15 — Warrant liability

Immediately prior to the Closing Date, 2,966,669 of the 5,933,333 Private Placement Warrants were forfeited. The remaining 2,966,664 Private Placement Warrants were recognized as a liability on March 30, 2023 at a fair value of $0.30 per warrant for a total of $0.9 million. The Warrants were remeasured to a fair value of $0.32 per share for a total of $1.0 million as of March 31, 2023. The Company recorded a loss of $0.1 million for the period ended March 31, 2023, which is included in Change in fair value of derivative liabilities on the Condensed Consolidated Statement of Operations.

The Private Placement Warrants were valued using the following assumptions under the Monte Carlo method:

Inputs	March 31, 2023	March 30, 2023
Current stock price	$20.80	$12.68
Exercise price	$11.50	$11.50
Expected life (in years)	5.0	5.0
Risk-free interest rate	3.69%	3.75%
Expected volatility	40%	40%
Expected dividend yield	—%	—%

The Public Warrants were initially recognized as a liability on March 30, 2023 at a fair value of $0.30 per warrant for a total of $2.6 million. The Warrants were remeasured to a fair value of $0.28 per share for a total of $2.4 million as of March 31, 2023. The Company recorded a loss of $0.2 million for the period ended March 31, 2023, which is included in Change in fair value of derivative liabilities on the Condensed Consolidated Statement of Operations.